Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Other comprehensive income	$ 0	$ 0	$ 0